Shareholders’ Equity (Deficit) (Details)								1 Months Ended		2 Months Ended		12 Months Ended
	Nov. 13, 2023 USD ($) shares	Jul. 28, 2023 CNY (¥)	Jul. 28, 2023 USD ($)	Sep. 30, 2022 CNY (¥) shares	Sep. 30, 2022 USD ($) $ / shares shares	Jul. 14, 2022 CNY (¥) shares	Jul. 14, 2022 USD ($) $ / shares shares	Aug. 31, 2021 CNY (¥) shares	Aug. 31, 2021 USD ($) shares	May 31, 2021 CNY (¥) shares	May 31, 2021 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Sep. 05, 2023 shares	Dec. 31, 2022 $ / shares shares	Jul. 12, 2022 $ / shares shares	Jan. 08, 2021 $ / shares shares
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares																			$ 0.0002
Cash proceeds	$ 5,189,500							¥ 122,300,000	$ 18,950,000	¥ 81,000,000	$ 12,600,000	¥ 72,802,734	$ 10,278,952	¥ 144,043,186	¥ 201,199,989
Ordinary shares issued by ESOP								1,895,000	1,895,000
Provided interest-free loans		¥ 72,802,000	$ 10,000,000
Employee exercise price												504,557	504,557
Employee exercise price per shares (in Dollars per share) | $ / shares													$ 0.0002
IPO [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares																		$ 0.0002
Supplemental Offering [Member]
Shareholders’ Equity (Deficit) [Line Items]
Proceeds from sale of stock				¥ 32,103,786	$ 4,500,000
American Depositary Shares [Member] | IPO [Member]
Shareholders’ Equity (Deficit) [Line Items]
New issuance of shares						1,770,000	1,770,000
Shares issued, price per share (in Dollars per share) | $ / shares							$ 11.5
American Depositary Shares [Member] | Supplemental Offering [Member]
Shareholders’ Equity (Deficit) [Line Items]
New issuance of shares				2,083,334	2,083,334
Class B Ordinary Shares [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares													$ 0.0002				$ 0.0002
Ordinary shares issued													28,589,078				28,589,078
Ordinary shares outstanding													28,589,078				28,589,078
Vote per share												15	15
Class B Ordinary Shares [Member] | IPO [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares outstanding																		28,589,078
Class A Ordinary Shares [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares													$ 0.0002				$ 0.0002
Ordinary shares issued													41,927,302				27,159,258
Ordinary shares issued by ESOP													4,684,943
Ordinary shares outstanding													41,927,302				27,159,258
Vote per share												one	one
Class A Ordinary Shares [Member] | IPO [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares outstanding																		23,305,924
Class A Ordinary Shares [Member] | American Depositary Shares [Member] | IPO [Member]
Shareholders’ Equity (Deficit) [Line Items]
Proceeds from issuance initial public offering (in Dollars) | $							$ 20,400,000
Net proceeds						¥ 111,939,400	$ 16,600,000
Class A Ordinary Shares [Member] | American Depositary Shares [Member] | Supplemental Offering [Member]
Shareholders’ Equity (Deficit) [Line Items]
Cash proceeds | $					$ 5,000,000
Shares issued, price per share (in Dollars per share) | $ / shares					$ 2.4
Equity [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares issued by ESOP													70,516,380				55,748,336
Ordinary shares outstanding													65,831,437				55,748,336
Nano Labs Ltd [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares authorized																			250,000,000
Zhejiang Haowei [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares issued	5,189,500									10,375,500	10,375,500
Qifeng Sun [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares issued																9,578,544